Vanguard Mega Cap Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
Linde plc	327,396	66,245
^ Ecolab Inc.	158,044	33,597
		99,842
Consumer Goods (4.4%)
NIKE Inc. Class B	759,268	74,849
* Tesla Inc.	87,866	73,368
Colgate-Palmolive Co.	522,649	37,803
Activision Blizzard Inc.	468,592	33,729
Estee Lauder Cos. Inc. Class A	135,568	26,771
* Electronic Arts Inc.	177,820	21,850
* Monster Beverage Corp.	228,849	16,457
Hershey Co.	90,218	12,241
Brown-Forman Corp. Class B	178,585	11,774
Constellation Brands Inc. Class A	46,145	7,969
Keurig Dr Pepper Inc.	214,240	5,982
		322,793
Consumer Services (21.3%)
* Amazon.com Inc.	256,788	627,171
Home Depot Inc.	664,692	165,163
* Netflix Inc.	267,029	112,080
Comcast Corp. Class A	2,766,792	109,565
McDonald's Corp.	458,983	85,518
Costco Wholesale Corp.	267,878	82,632
Lowe's Cos. Inc.	470,244	61,296
Starbucks Corp.	683,706	53,322
* Charter Communications Inc. Class A	91,561	49,809
* Booking Holdings Inc.	25,488	41,786
TJX Cos. Inc.	663,506	35,007
Dollar General Corp.	156,592	29,989
* Uber Technologies Inc.	623,533	22,647
Ross Stores Inc.	220,443	21,374
* O'Reilly Automotive Inc.	46,027	19,204
Yum! Brands Inc.	184,626	16,566
Marriott International Inc. Class A	159,329	14,101
Hilton Worldwide Holdings Inc.	172,008	13,642
* AutoZone Inc.	7,343	8,429
Sirius XM Holdings Inc.	673,206	3,918
		1,573,219
Financials (11.5%)
Visa Inc. Class A	1,043,794	203,790
Mastercard Inc. Class A	547,115	164,622
American Tower Corp.	269,919	69,685
S&P Global Inc.	148,983	48,423
Crown Castle International Corp.	253,458	43,635

	Prologis Inc.	450,155	41,189
	Equinix Inc.	51,981	36,264
	Intercontinental Exchange Inc.	339,531	33,019
	Marsh & McLennan Cos. Inc.	307,272	32,546
	Aon plc Class A	142,799	28,124
	Moody's Corp.	97,935	26,189
	Charles Schwab Corp.	702,748	25,236
	Blackstone Group LP Class A	401,429	22,801
	Public Storage	90,549	18,358
	T. Rowe Price Group Inc.	135,506	16,383
	Simon Property Group Inc.	177,783	10,258
	Boston Properties Inc.	93,944	8,077
	AvalonBay Communities Inc.	42,315	6,602
	Welltower Inc.	123,147	6,240
	TD Ameritrade Holding Corp.	82,517	3,075
	Interactive Brokers Group Inc.	22,246	942
			845,458
Health Care (7.1%)
	Thermo Fisher Scientific Inc.	244,369	85,331
*	Vertex Pharmaceuticals Inc.	156,850	45,167
	Bristol-Myers Squibb Co.	713,269	42,596
*	Intuitive Surgical Inc.	70,403	40,836
	Becton Dickinson and Co.	164,858	40,708
	Zoetis Inc.	290,237	40,456
	Stryker Corp.	194,023	37,976
*	Regeneron Pharmaceuticals Inc.	58,344	35,754
*	Illumina Inc.	89,610	32,533
*	Boston Scientific Corp.	848,027	32,217
	Danaher Corp.	190,557	31,749
*	Edwards Lifesciences Corp.	127,234	28,592
*	Alexion Pharmaceuticals Inc.	128,392	15,394
	Baxter International Inc.	155,728	14,017
			523,326
Industrials (9.6%)
*	PayPal Holdings Inc.	715,563	110,919
	Accenture plc Class A	387,067	78,040
	Union Pacific Corp.	423,028	71,856
	Lockheed Martin Corp.	146,176	56,781
	Fidelity National Information Services Inc.	374,553	51,999
	Boeing Co.	325,896	47,532
	United Parcel Service Inc. Class B	427,136	42,590
*	Fiserv Inc.	351,998	37,583
	Automatic Data Processing Inc.	237,406	34,778
	Global Payments Inc.	183,372	32,913
	Illinois Tool Works Inc.	176,415	30,424
	Sherwin-Williams Co.	50,671	30,091
	Roper Technologies Inc.	63,516	25,013
	Agilent Technologies Inc.	188,243	16,592
	Paychex Inc.	195,829	14,154
	Fortive Corp.	173,468	10,578
*	Square Inc.	105,347	8,542
	Rockwell Automation Inc.	35,221	7,613
	Raytheon Technologies Corp.	1	—
			707,998
Oil & Gas (0.4%)
	EOG Resources Inc.	354,494	18,068

	Pioneer Natural Resources Co.			100,677	9,222
	Baker Hughes Co. Class A			197,140	3,255
					30,545
Technology (43.9%)
	Microsoft Corp.			4,649,206	851,967
	Apple Inc.			2,437,092	774,849
*	Facebook Inc. Class A			1,466,602	330,117
*	Alphabet Inc. Class A			182,239	261,243
*	Alphabet Inc. Class C			178,292	254,765
	NVIDIA Corp.			354,315	125,789
*	Adobe Inc.			294,936	114,022
*	salesforce.com Inc.			507,717	88,744
	Texas Instruments Inc.			569,501	67,623
	Broadcom Inc.			229,610	66,878
*	ServiceNow Inc.			115,031	44,624
	Intuit Inc.			150,753	43,767
*	Micron Technology Inc.			675,068	32,342
	Applied Materials Inc.			563,523	31,659
*	Autodesk Inc.			133,787	28,146
	L3Harris Technologies Inc.			134,503	26,827
	Analog Devices Inc.			224,447	25,351
	Lam Research Corp.			88,415	24,197
*	Workday Inc.			99,782	18,303
*	Advanced Micro Devices Inc.			339,202	18,249
*	VMware Inc. Class A			46,789	7,312
					3,236,774
Telecommunications (0.3%)
*	T-Mobile US Inc.			233,609	23,370

Total Common Stocks (Cost $5,069,500)					7,363,325
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund		0.307%		149,318	14,932

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.210%	9/15/20	475	475
Total Temporary Cash Investments (Cost $15,406)					15,407
Total Investments (100.0%) (Cost $5,084,906)					7,378,732
Other Assets and Liabilities -Net (0.0%)2,3					(42)
Net Assets (100%)					7,378,690
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,306,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $6,407,000 was received for securities on loan.
3 Securities with a value of $475,000 and cash of $635,000 have been segregated as initial margin for open futures contracts.

Mega Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2020	56	10,707	282
E-mini S&P 500 Index	June 2020	30	4,563	154
				436

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mega Cap Growth Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	7,363,325	—	—	7,363,325
Temporary Cash Investments	14,932	475	—	15,407
Total	7,378,257	475	—	7,378,732
Derivative Financial Instruments
Assets
Futures Contracts[1]	110	—	—	110
1 Represents variation margin on the last day of the reporting period.